1255742

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Cornerstone Global Macro Fund, LP

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☑ Rule 506 ☐ Section 4(6) ☐ ULOE
Type of Filing: ☐ New Filing ☑ Amendment

[redacted]

03059299

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Cornerstone Global Macro Fund, LP

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
c/o Citco Fund Svc (USA) Inc.; 350 Madison Ave, 12th Floor, New York, NY 10017	(212) 401 9617
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)
153 East 53rd Street, 55th Floor, New York, NY 10022	(212) 207 6590

Brief Description of Business
Selling limited partnership interests in a Delaware limited partnership to eligible investors. Funds are to be invested.

Type of Business Organization
☐ corporation ☑ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 0 2 Year 0 3 ☑ Actual ☐ Estimated
Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) DE

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predictated on the filing of a federal notice.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☑ General and/or Managing Partner

Full Name (Last name first, if individual)
Cornerstone Global Macro Advisors, LLC

Business or Residence Address (Number and Street, City, State, Zip Code)
153 East 53rd Street, 55th Floor, New York, NY 10022

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☑ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Connors, Ronald

Business or Residence Address (Number and Street, City, State, Zip Code)
153 East 53rd St., 55th Floor, New York, NY 10022

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☑ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Madsen Family Partners Ltd.

Business or Residence Address (Number and Street, City, State, Zip Code)
4690 Via Roblada, Santa Barbara, CA 93110-2345

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☑ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Sachs, Lewis (Lee)

Business or Residence Address (Number and Street, City, State, Zip Code)
1133 Connecticut Avenue, NW, Suite 810, Washington, DC 20036

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 1,000,000.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Company intends to solicit on its own behalf

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	AK	AZ	AR	[X] CA	CO	[X] CT	DE	[X] DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	[X] NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if the answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$	$
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$ 1,000,000,000.	$ 8,500,000.00
Partnership Interests	$	$
Other (Specify ____)	$	$
Total	$ 1,000,000,000.	$ 8,500,000.00

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	5	$ 8,500,000.00
Non-accredited Investors		$
Total (for filings under Rule 504 only)	5	$ 8,500,000.00

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C — Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$ 0.00

4 a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the insurer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☐	$
Legal Fees	☑	$ 20,000.00
Accounting Fees	☑	$ 30,000.00
Engineering Fees	☐	$
Sales Commissions (specify finders' fees separately)	☐	$
Other Expenses (identify) ____	☐	$
Total	☐	$ 50,000.00

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C — Question 1 and total expenses furnished in response to Part C — Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 999,950,000.00

5. Indicate below the amount of the adjusted gross proceed to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C — Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments to Others
Salaries and fees	☐ $	☐ $
Purchase of real estate	☐ $	☐ $
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working capital	☐ $	☐ $
Other (specify): See Exhibit A for various fees and charges	☐ $	☐ $
	☐ $	☐ $
Column Totals	☐ $ 0.00	☐ $ 0.00
Total Payments Listed (column totals added)	☐ $ 0.00	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Cornerstone Global Macro Fund, LP	[signature]	August 15, 2003
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
Mari Kooi	Authorized Signatory	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

EXHIBIT A

Limited Partner Interests

All Interests will be subject to a 1.5% Management Fee and will be eligible for quarterly withdrawal rights.

Subscriptions

The Partnership may impose a sales charge, on a disclosed basis, on subscriptions in order to compensate unaffiliated third parties who assist in obtaining subscriptions. In these cases, the sales charge will be deducted from the subscription and will not be treated as part of the investor's capital contribution to the Partnership. The Partnership does not otherwise plan to incur placement commissions. The General Partner may compensate placement agents or others for introducing investors to the Partnership. It also may take such introductions into account as a factor in the selection of brokers to execute portfolio transactions for the Partnership

Incentive Allocation

The General Partner is entitled to an annual incentive allocation (the "Incentive Allocation") equal to 20% of the amount by which aggregate net profits (after deduction of all expenses, including the Management Fee) allocated to each Limited Partner for the current year exceed the "Loss Carryforward Amount" with respect to such Limited Partner. The Loss Carryforward Amount equals such Limited Partner's share of any net losses from earlier years that have not been fully recovered out of subsequent net profits.

The Incentive Allocation will be calculated and charged to each Limited Partner as of December 31 of each year commencing on December 31, 2003.

An Incentive Allocation will also be calculated and immediately charged with respect to any Limited Partner permitted or required to withdraw as of any time other than December 31 on the basis of net profits allocated to such Limited Partner through the withdrawal date.

If a Limited Partner makes a withdrawal from its capital account at a time when it has a Loss Carryforward Amount, such Loss Carryforward Amount will be reduced in the same proportion that the withdrawal amount bears to the Limited Partner's total capital account balance immediately prior to the withdrawal.

Management Fees

The Investment Manager will be entitled to receive Management Fees at a quarterly rate equal to 0.375% (1.5% per annum) of the net asset value of the capital account balance of each Limited Partner (without accrual of unearned Incentive Allocations). Management Fees will be calculated and payable by the Partnership quarterly in advance as of the beginning of each calendar quarter. Capital contributions accepted after the commencement of a calendar quarter will be subject to a pro rated Management Fee reflecting the time remaining during the quarter.

Other Partnership Expenses

The Partnership will bear the legal, accounting and administration expenses associated with the organization of the Partnership and the offering of Interests, including any "blue sky" filing fees and expenses and out-of-pocket expenses. Organizational expenses will be amortized over a 60-month period (which may result in an exception to U.S. generally accepted accounting principles).

The Partnership will bear all costs and expenses directly related to portfolio investments or prospective investments (whether or not consummated) of the Partnership, such as brokerage commissions, interest on debit balances or borrowings, consultants, specific expenses incurred in obtaining (and ongoing utilization of) systems, communications, research and other information utilized with respect to the Partnership's investment program and any withholding or transfer taxes imposed on the Partnership. The Partnership will also bear all out-of-pocket costs of the administration of the Partnership, including accounting, audit, the fees of the Administrator and other administration expenses, legal expenses, costs of any litigation or investigation involving Partnership activities, and costs associated with reporting and providing information to existing and prospective Limited Partners.

Limited Partner Withdrawals

The Partnership will have the authority to deduct from the gross withdrawal proceeds due to any Limited Partner (a) an amount equal to 2% of such gross withdrawal proceeds if the withdrawal occurs within twelve months of the date such Limited Partner first invested in the Partnership and (b) an amount representing the Partnership's actual or estimated expenses associated with processing the withdrawal (which may include a pro rata portion of any unamortized organizational expenses and an amount representing the withdrawing Partner's pro rata share of the estimated costs of a complete liquidation of the Partnership). Any such withdrawal deduction will be retained by the Partnership for the benefit of all remaining investors.